Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	€ 14,415	€ 5,278	€ 3,478
Third-party services
SummaryOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	8,856	3,757	1,960
Personnel expenses
SummaryOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	4,681	1,293	1,153
Legal and consulting fees
SummaryOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	643	95	77
Cost of materials
SummaryOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	55	27	52
Others
SummaryOfResearchAndDevelopmentExpensesLineItems [Line Items]
Research and development expenses	€ 181	€ 105	€ 236